Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts and billing adjustments	$ 4.1	$ 4.5
Common stock, par value	$ 0.10	$ 0.10
Common stock, Authorized	600,000	600,000
Common stock, issued	201,860	201,326
Common stock, outstanding	189,031	194,528
Treasury stock, shares	12,829	6,798